Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Payments of stock issuance costs	$ 138,256	$ 7,565
Payments for stock issuance costs		70
Payments of stock issuance costs		$ 4,547
Unit issuance costs	$ 62,155